UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 0.33%
Lee Enterprises, Inc.
0.120%, 12/31/2022	$500,000	$546,250
Total Bank Loan (Cost $500,000)		546,250

	Shares
COMMON STOCKS - 35.96%
Accommodation - 0.82%
Caesars Entertainment Corp. (a)(b)	58,150	1,060,075
Leucadia National Corp.	11,677	299,515
		1,359,590
Administrative and Support Services - 0.19%
Angie's List, Inc. (a)(b)	9,993	106,426
Sotheby's (b)	5,107	201,624
		308,050
Air Transportation - 0.03%
AMR Corp. Escrow (a)	28,850	43,275
Beverage and Tobacco Product Manufacturing - 0.13%
Reynolds American, Inc. (b)	3,504	208,944
Broadcasting (except Internet) - 4.02%
Charter Communications, Inc. (a)(b)	15,510	2,220,102
Liberty Interactive Corp. (a)	76,110	2,217,084
Sirius XM Holdings, Inc. (a)	669,300	2,195,304
		6,632,490
Chemical Manufacturing - 1.87%
Abbott Laboratories (b)	5,092	203,731
AptarGroup, Inc. (b)	2,939	195,708
Ecolab, Inc. (b)	1,895	206,915
Johnson & Johnson (b)	1,951	197,948
Merck & Co., Inc.	3,360	194,410
Trinity Biotech PLC (c)	9,000	215,910
XenoPort, Inc. (a)(b)	461,477	1,868,982
		3,083,604
Clothing and Clothing Accessories Stores - 0.92%
Destination Maternity Corp.	9,534	220,521
Foot Locker, Inc. (b)	2,255	108,646
The Wet Seal, Inc. (a)(b)	1,421,190	1,193,800
		1,522,967
Computer and Electronic Product Manufacturing - 1.77%
Apple, Inc. (b)	465	294,345
Cisco Systems, Inc. (b)	11,731	288,817
Fairchild Semiconductor International, Inc. (a)	18,271	268,036
Harris Corp. (b)	2,698	208,420
Intel Corp.	8,395	229,351
QUALCOMM, Inc.	3,050	245,373
Renewable Energy Group, Inc. (a)	8,100	80,109
Silicon Motion Technology Corp. (c)	5,585	92,655
Violin Memory, Inc. (a)	51,043	172,015
Volcano Corp. (a)(b)	59,750	1,037,260
		2,916,381

Credit Intermediation and Related Activities - 1.13%
Ally Financial, Inc. (a)	20,000	471,200
Commerce Bancshares, Inc. (b)	4,565	198,166
Ezcorp, Inc. (a)(b)	15,254	186,404
Fifth Third Bancorp	9,620	199,038
Nelnet, Inc.	6,381	262,706
Ocwen Financial Corp. (a)	5,600	196,392
PHH Corp. (a)	6,851	174,495
Stonegate Mortgage Corp. (a)	11,017	167,789
		1,856,190
Data Processing, Hosting and Related Services - 0.12%
Automatic Data Processing, Inc. (b)	2,566	204,459
Electrical Equipment, Appliance, and Component Manufacturing - 0.16%
Corning, Inc. (b)	2,913	62,047
Emerson Electric Co. (b)	2,907	193,984
		256,031
Electronics and Appliance Stores - 0.31%
Best Buy Co., Inc. (b)	11,300	312,558
Conn's, Inc. (a)	4,200	195,888
		508,446
Fabricated Metal Product Manufacturing - 0.12%
Ball Corp. (b)	1,768	106,717
Crane Co. (b)	1,221	90,488
		197,205
Food Manufacturing - 1.16%
General Mills, Inc. (b)	3,733	205,054
Kellogg Co. (b)	2,941	202,870
McCormick & Co, Inc. (b)	2,769	200,226
Post Holdings, Inc. (a)	22,300	1,114,331
SodaStream International Ltd. (a)(c)	4,902	183,090
		1,905,571
Food Services and Drinking Places - 0.52%
BJ's Restaurants, Inc. (a)(b)	17,100	540,189
Bob Evans Farms, Inc.	2,811	125,567
McDonald's Corp. (b)	1,946	197,383
		863,139
Furniture and Related Product Manufacturing - 0.22%
Pier 1 Imports, Inc.	10,441	183,866
Select Comfort Corp. (a)	9,653	178,967
		362,833
Gasoline Stations - 0.06%
The Pantry, Inc. (a)(b)	5,840	98,638
General Merchandise Stores - 0.12%
Costco Wholesale Corp. (b)	1,709	198,278
Health and Personal Care Stores - 0.05%
Rite Aid Corp. (a)(b)	10,371	86,702
Insurance Carriers and Related Activities - 2.77%
Aflac, Inc. (b)	3,175	194,405
Assured Guaranty Ltd. (c)	6,085	148,596
Brown & Brown, Inc. (b)	6,685	201,820
Hilltop Holdings, Inc. (a)(b)	53,170	1,103,277
MetLife, Inc.	893	45,480
The Hartford Financial Services Group, Inc. (b)	1,720	59,598

UnitedHealth Group, Inc. (b)	4,255	338,826
Voya Financial, Inc. (b)	60,830	2,177,714
WellPoint, Inc. (b)	2,813	304,817
		4,574,533
Machinery Manufacturing - 0.18%
Lam Research Corp. (a)	1,610	99,884
United Technologies Corp. (b)	1,667	193,739
		293,623
Management of Companies and Enterprises - 1.33%
EchoStar Corp. (a)(b)	42,820	2,186,817
Merchant Wholesalers, Durable Goods - 0.17%
Delphi Automotive PLC (b)(c)	1,150	79,419
W.W. Grainger, Inc. (b)	801	206,954
		286,373
Merchant Wholesalers, Nondurable Goods - 0.57%
AmerisourceBergen Corp.	4,600	336,628
Sigma-Aldrich Corp. (b)	2,063	203,268
Sysco Corp. (b)	5,474	205,439
The Procter & Gamble Co. (b)	2,385	192,684
		938,019
Mining (except Oil and Gas) - 1.14%
Freeport-McMoRan Copper & Gold, Inc.	4,579	155,915
Newmont Mining Corp. (b)	6,980	159,772
Stillwater Mining Co. (a)(b)	92,644	1,557,346
		1,873,033
Miscellaneous Manufacturing - 0.09%
Coach, Inc. (b)	3,806	154,942
Miscellaneous Store Retailers - 0.09%
Staples, Inc. (b)	12,630	142,087
Motion Picture and Sound Recording Industries - 0.13%
Time Warner, Inc.	3,042	212,423
Nonmetallic Mineral Product Manufacturing - 0.08%
Owens-Illinois, Inc. (a)	4,064	135,047
Nonstore Retailers - 2.51%
eBay, Inc. (a)(b)	9,016	457,382
Nutrisystem, Inc. (b)	144,407	2,382,715
ValueVision Media, Inc. (a)	292,420	1,304,193
		4,144,290
Nursing and Residential Care Facilities - 1.33%
Brookdale Senior Living, Inc. (a)	33,169	1,103,201
Emeritus Corp. (a)(b)	34,991	1,094,518
		2,197,719
Oil and Gas Extraction - 0.15%
Bill Barrett Corp. (a)(b)	2,350	58,750
Endeavour International Corp. (a)	4,814	9,628
Gran Tierra Energy, Inc. (a)(b)	13,540	97,759
Range Resources Corp. (b)	920	85,514
		251,651
Other Information Services - 1.32%
Liberty Global PLC (a)(b)(c)	50,800	2,174,240
Paper Manufacturing - 1.53%
Graphic Packaging Holding Co. (a)(b)	215,420	2,367,466
Rock-Tenn Co.	1,585	160,132
		2,527,598

Personal and Laundry Services - 0.10%
Weight Watchers International, Inc.	8,000	166,640
Petroleum and Coal Products Manufacturing - 0.93%
Chevron Corp. (b)	3,768	462,673
Exxon Mobil Corp. (b)	4,208	423,030
PBF Energy, Inc.	8,000	255,280
Valero Energy Corp. (b)	7,100	397,955
		1,538,938
Plastics and Rubber Products Manufacturing - 1.60%
Berry Plastics Group, Inc. (a)(b)	98,693	2,330,142
Illinois Tool Works, Inc. (b)	2,320	200,796
The Goodyear Tire & Rubber Co. (b)	4,086	107,748
		2,638,686
Primary Metal Manufacturing - 0.27%
AK Steel Holding Corp. (a)(b)	8,730	53,427
Allegheny Technologies, Inc. (b)	2,728	112,039
Titan International, Inc. (b)	17,390	274,936
		440,402
Printing and Related Support Activities - 0.04%
RR Donnelley & Sons Co. (b)	3,820	60,509
Professional, Scientific, and Technical Services - 0.14%
Fluor Corp.	1,349	101,283
Vringo, Inc. (a)	39,602	130,290
		231,573
Publishing Industries (except Internet) - 0.66%
Microsoft Corp. (b)	11,637	476,419
Oracle Corp. (b)	8,133	341,748
Symantec Corp.	12,200	268,278
		1,086,445
Rail Transportation - 0.13%
Norfolk Southern Corp. (b)	2,090	210,567
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.56%
Apollo Global Management LLC (b)	2,914	72,355
Eaton Vance Corp. (b)	5,541	205,848
KKR & Co. LP (b)	12,515	284,466
The Blackstone Group LP (b)	4,811	149,526
The Goldman Sachs Group, Inc.	1,300	207,753
		919,948
Support Activities for Mining - 0.67%
ConocoPhillips (b)	2,646	211,521
Diamond Offshore Drilling, Inc.	5,700	291,042
Transocean Ltd. (c)	11,700	497,133
Vantage Drilling Co. (a)(b)(c)	62,275	103,999
		1,103,695
Telecommunications - 0.37%
AT&T, Inc. (b)	5,554	197,000
Verizon Communications, Inc. (b)	8,277	413,519
		610,519
Transportation Equipment Manufacturing - 1.04%
Ford Motor Co. (b)	19,903	327,205
General Motors Co. (b)	11,400	394,212
Lear Corp. (b)	825	72,641
Lockheed Martin Corp. (b)	1,217	199,162
Magna International, Inc. (b)(c)	859	87,893
Polaris Industries, Inc. (b)	1,494	192,607
Tenneco, Inc. (a)(b)	1,337	85,234

Tower International, Inc. (a)(b)	5,183	158,807
TRW Automotive Holdings Corp. (a)(b)	1,016	86,228
WABCO Holdings, Inc. (a)	1,001	106,877
		1,710,866
Utilities - 0.64%
Dominion Resources, Inc. (b)	2,705	186,537
Entergy Corp. (b)	2,685	202,503
EQT Corp. (b)	743	79,412
National Fuel Gas Co. (b)	2,701	202,575
Northeast Utilities (b)	4,173	189,454
The Southern Co. (b)	4,286	187,641
		1,048,122
Waste Management and Remediation Services - 0.12%
Waste Management, Inc. (b)	4,470	199,720
Water Transportation - 1.46%
GasLog Ltd. (c)	95,700	2,234,595
Hornbeck Offshore Services, Inc. (a)	3,959	179,105
		2,413,700
Wholesale Electronic Markets and Agents and Brokers - 0.12%
Genuine Parts Co. (b)	2,297	198,300
TOTAL COMMON STOCKS (Cost $57,320,708)		59,283,818

	Principal
	Amount
CONVERTIBLE BONDS - 6.85%
Administrative and Support Services - 0.38%
CBIZ, Inc.
4.875%, 10/01/2015 (b)(d)	$500,000	633,750
Beverage and Tobacco Product Manufacturing - 0.48%
Vector Group Ltd.
3.750%, 11/15/2014	500,000	784,375
Computer and Electronic Product Manufacturing - 0.98%
Illumina, Inc.
0.250%, 03/15/2016 (d)	500,000	965,940
L-3 Communications Holdings Corp.
3.000%, 08/01/2035	500,000	654,063
		1,620,003
Credit Intermediation and Related Activities - 0.34%
Encore Capital Group, Inc.
3.000%, 07/01/2020 (d)	500,000	565,312
Foundries - 0.43%
AM Castle & Co.
7.000%, 12/15/2017	500,000	696,562
Funds, Trusts, and Other Financial Vehicles - 0.08%
Hercules Technology Growth Capital, Inc.
6.000%, 04/15/2016	100,000	130,063
Health and Personal Care Stores - 0.48%
Omnicare, Inc.
3.750%, 04/01/2042 (b)	500,000	798,750
Miscellaneous Manufacturing - 0.90%
Callaway Golf Co.
3.750%, 08/15/2019	500,000	602,500
Teleflex, Inc.
3.875%, 08/01/2017	500,000	890,625
		1,493,125

Motor Vehicle and Parts Dealers - 0.69%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (d)	500,000	1,134,063
Nonmetallic Mineral Product Manufacturing - 0.43%
Cemex SAB de CV
3.250%, 03/15/2016 (c)	500,000	715,312
Primary Metal Manufacturing - 0.44%
Kaiser Aluminum Corp.
4.500%, 04/01/2015	500,000	726,250
Real Estate - 0.32%
Forest City Enterprises, Inc.
3.625%, 08/15/2020 (d)	500,000	521,562
Transportation Equipment Manufacturing - 0.55%
Tesla Motors, Inc.
1.500%, 06/01/2018	500,000	904,375
Water Transportation - 0.35%
SEACOR Holdings, Inc.
2.500%, 12/15/2027	500,000	574,375
TOTAL CONVERTIBLE BONDS (Cost $9,896,625)		11,297,877

CORPORATE BONDS - 6.22%
Ambulatory Health Care Services - 0.66%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019 (d)	1,000,000	1,097,500
Beverage and Tobacco Product Manufacturing - 0.32%
Carolina Beverage Group LLC
10.625%, 08/01/2018	500,000	537,500
Broadcasting (except Internet) - 0.49%
LBI Media, Inc.
10.000%, 04/15/2019 (d)	750,000	804,375
Credit Intermediation and Related Activities - 0.62%
Beverage Packaging Holdings II
5.625%, 12/15/2016 (c)(d)	1,000,000	1,018,750
Food Manufacturing - 0.66%
Simmons Foods, Inc.
10.500%, 11/01/2017 (d)	1,000,000	1,085,000
Merchant Wholesalers, Durable Goods - 0.32%
American Achievement Corp.
10.875%, 04/15/2016 (d)	500,000	521,250
Merchant Wholesalers, Nondurable Goods - 0.60%
Lansing Trade Group LLC
9.250%, 02/15/2019 (d)	1,000,000	985,000
Plastics and Rubber Products Manufacturing - 0.66%
Dispensing Dynamics International
12.500%, 01/01/2018 (d)	1,000,000	1,085,000
Publishing Industries (except Internet) - 0.32%
Postmedia Network, Inc.
12.500%, 07/15/2018 (c)	500,000	535,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.33%
Burlington Holdings LLC
9.000%, 02/15/2018 (d)	527,000	541,498
Telecommunications - 1.24%
Goodman Networks, Inc.
12.125%, 07/01/2018	910,000	1,007,825

Sprint Communications Corp.
6.000%, 11/15/2022	1,000,000	1,037,500
		2,045,325
TOTAL CORPORATE BONDS (Cost $10,108,400)		10,256,198

	Shares
EXCHANGE TRADED FUNDS - 7.85%
Funds, Trusts, and Other Financial Vehicles - 7.85%
Industrial Select Sector SPDR Fund (b)	3,908	211,227
iShares 1-3 Year Credit Bond Fund (b)	18,295	1,934,513
iShares Floating Rate Bond Fund (b)	45,663	2,315,571
iShares iBoxx $ High Yield Corporate Bond Fund (b)	6,137	583,322
iShares Intermediate Credit Bond Fund (b)	7,058	779,132
iShares MBS Fund (b)	14,468	1,564,425
iShares MSCI Emerging Markets Index Fund	30,500	1,297,775
iShares MSCI Mexico Capped Fund	17,800	1,178,716
Market Vectors Gold Miners Fund (b)	28,744	646,740
Market Vectors Junior Gold Miners Fund (b)	2,011	68,595
PowerShares Senior Loan Portfolio (b)	23,460	582,512
Putnam Premier Income Trust	106,694	590,018
SPDR S&P 500 ETF Trust (b)	4,179	805,001
Technology Select Sector SPDR Fund (b)	9,989	377,784
TOTAL EXCHANGE TRADED FUNDS (Cost $12,579,389)		12,935,331

	Principal
	Amount
MUNICIPAL BONDS - 0.61%
Commonwealth of Puerto Rico
8.000%, 07/01/2035	$650,000	579,313
Puerto Rico Sales Tax Financing Corp.
0.00% Coupon, 6.481% Effective Yield, 08/01/2054	5,615,000	420,339
TOTAL MUNICIPAL BONDS (Cost $998,553)		999,652

	Shares
MUTUAL FUNDS/CLOSED-END FUNDS - 18.69%
Funds, Trusts, and Other Financial Vehicles - 18.69%
American Capital Ltd. (b)	52,572	775,963
BlackRock Core Bond Trust	72,132	999,750
BlackRock Credit Allocation Income Trust	75,687	1,042,967
Invesco Municipal Opportunity Trust	29,465	375,089
Kayne Anderson Energy Total Return Fund	43,856	1,323,574
Morgan Stanley Emerging Markets Debt Fund, Inc.	64,596	660,817
NexPoint Credit Strategies Fund	261,081	2,991,988
Nuveen Dividend Advantage Municipal Fund 3	67,522	914,923
Nuveen Quality Preferred Income Fund	124,755	1,055,427
Nuveen Select Quality Municipal Fund	30,067	417,631
PIMCO Dynamic Credit Income Fund	25,963	618,439
Putnam Municipal Opportunities Trust	60,391	710,198
Stone Ridge High Yield Reinsurance Risk Premium Fund	789,408	8,217,734
Stone Ridge Reinsurance Risk Premium Fund	812,300	8,447,923
Wells Fargo Advantage Income Opportunities Fund	63,055	603,436
Western Asset Emerging Market Income Fund, Inc.	81,703	1,067,041
Western Asset High Income Opportunity Fund, Inc.	96,593	588,251
Total Mutual Funds (Cost $29,786,858)		30,811,151

PREFERRED STOCKS - 0.13%
Air Transportation - 0.13%
Gol Linhas Aereas Inteligentes SA (a)(c)	37,050	218,966
TOTAL PREFERRED STOCKS (Cost $177,800)		218,966

	Notional
	Amount
PURCHASED OPTIONS - 0.63%
Call Options - 0.28%
Euro / Swiss Franc
Expiration: October 2014, Exercise Price $1.25	6,100,000	16,905
Euro / U.S. Dollar
Expiration: June 2014, Exercise Price $1.36	14,000,000	126,452
Expiration: June 2014, Exercise Price $1.39	14,800,000	5,124
U.S. Dollar / Chinese Yuan Renminbi
Expiration: January 2015, Exercise Price $6.15	5,000,000	71,860
U.S. Dollar / Japanese Yen
Expiration: June 2014, Exercise Price $103.00	6,800,000	6,447
Expiration: June 2014, Exercise Price $108.50	2,750,000	-
U.S. Dollar / South African Rand
Expiration: August 2014, Exercise Price $10.75	7,400,000	146,335
U.S. Dollar / Turkish Lira
Expiration: July 2014, Exercise Price $2.16	7,400,000	57,387
		430,510
	Contracts
American Capital Ltd.
Expiration: November 2014, Exercise Price $16.00	37	2,109
S&P 500 Index
Expiration: June 2014, Exercise Price $1,910.00	10	16,000
Expiration: June 2014, Exercise Price $1,930.00	10	7,700
Expiration: June 2014, Exercise Price $1,950.00	10	7,200
		33,009
TOTAL CALL OPTIONS		463,519
	Notional
	Amount
Put Options - 0.35%
Euro / British Pound Knock-Out (at 0.77)
Expiration: July 2014, Exercise Price $0.81	7,350,000	30,769
Euro / British Pound
Expiration: August 2014, Exercise Price $0.81	3,700,000	40,708
Euro / Norwegian Kroner
Expiration: June 2014, Exercise Price $8.30	2,240,000	53,415
Euro / U.S. Dollar
Expiration: October 2014, Exercise Price $1.37	6,800,000	152,529
U.S. Dollar / Malaysian Ringgit
Expiration: October 2014, Exercise Price $3.20	3,400,000	26,013
U.S. Dollar / Russian Rouble
Expiration: July 2014, Exercise Price $35.25	5,100,000	69,110
Expiration: May 2015, Exercise Price $34.00	370,000	45,210
		417,754
	Contracts
FSTE MIB Index
Expiration: June 2014, Exercise Price $20,250.00	36	8,833
S&P 500 Index
Expiration: June 2014, Exercise Price $1,775.00	10	1,940
Expiration: June 2014, Exercise Price $1,850.00	10	550

Expiration: June 2014, Exercise Price $1,850.00	10	1,450
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price $155.00	370	123,950
Expiration: June 2015, Exercise Price $160.00	50	20,250
		156,973
TOTAL PUT OPTIONS		574,727
TOTAL PURCHASED OPTIONS (Cost $1,479,974)		1,038,246

REAL ESTATE INVESTMENT TRUSTS - 3.63%
Funds, Trusts, and Other Financial Vehicles - 1.38%
Anworth Mortgage Asset Corp. (b)	2,229	12,036
NorthStar Realty Finance Corp. (b)	136,540	2,259,737
		2,271,773
Real Estate - 1.60%
American Realty Capital Properties, Inc. (b)	177,350	2,200,914
Annaly Capital Management, Inc. (b)	12,631	148,919
Blackstone Mortgage Trust, Inc.	9,512	282,697
		2,632,530
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.65%
Starwood Waypoint Residential Trust (a)(b)	39,510	1,078,228
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,830,224)		5,982,531

MONEY MARKET FUNDS - 20.76%
Fidelity Institutional Money Market Portfolio, 0.048% (b)(e)	17,483,384	17,483,384
STIT - Liquid Assets Portfolio, 0.057% (b)(e)	16,735,092	16,735,092
TOTAL MONEY MARKET FUNDS (Cost $34,218,476)		34,218,476

Total Investments (Cost $162,897,007) - 101.66%		167,588,496
Liabilities in Excess of Other Assets - (1.66)%		(2,731,131)
TOTAL NET ASSETS - 100.00%		$164,857,365

Percentages are stated as a percent of net assets.

ADR -American Depository Receipt
(a)	Non-income producing security.
(b)
All or a portion of this security is pledged as collateral for written options, futures, and securities sold short.  The aggregate value of these securities as of May 31, 2014 was $40,835,476.  See Note 2 in the accompanying footnotes.

(c)	Foreign issued Security.
(d)
Denotes a security is either fully or partially restricted to resale.  The aggregate value of restricted securities at May 31, 2014 was $10,959,000 which represented 6.65% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Such securities are deemed illiquid using procedures established by the Board of Trustees.

(e)	Variable rate security. The rate shown is as of May 31, 2014.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS
Acuity Brands, Inc.	1,396	$175,212
AM Castle & Co.	42,137	508,594
Amazon.com, Inc.	775	242,226
Amedisys, Inc.	7,208	104,876
American Airlines Group, Inc.	1,720	69,075
Applied Industrial Technologies, Inc.	2,327	110,812
ARIAD Pharmaceuticals, Inc.	29,000	187,340
athenahealth, Inc.	717	90,994
AvalonBay Communities, Inc. (1)	1,208	171,343
Black Diamond, Inc.	6,936	74,770
Blackbaud, Inc.	2,461	84,289
Callaway Golf Co.	48,634	390,045
CarMax, Inc.	1,250	55,387
Casey's General Stores, Inc.	1,402	99,864
CBIZ, Inc.	50,600	431,618
Cemex SAB de CV (2)	45,656	587,593
Cepheid	5,604	252,460
CLARCOR, Inc.	1,052	61,574
Concur Technologies, Inc.	1,748	149,227
Constant Contact, Inc.	6,273	185,304
Core Laboratories NV (2)	780	124,683
Corrections Corp. of America (1)	15,800	513,974
CR Bard, Inc.	550	81,350
Cree, Inc.	3,775	181,653
DCP Midstream Partners LP	9,800	526,358
Dealertrack Technologies, Inc.	3,500	138,985
Dorman Products, Inc.	3,750	199,237
DuPont Fabros Technology, Inc. (1)	19,330	494,268
EastGroup Properties, Inc. (1)	1,846	117,517
Encore Capital Group, Inc.	6,072	262,857
Energy Transfer Partners LP	6,832	384,778
Equinix, Inc.	2,422	481,373
Equity One, Inc. (1)	4,650	106,764
Facebook, Inc.	6,968	441,074
Financial Engines, Inc.	1,648	67,074
FMC Corp.	1,110	84,982
Forest City Enterprises, Inc.	13,600	258,808
Graco, Inc.	1,648	120,271
Group 1 Automotive, Inc.	6,896	555,128
Harley-Davidson, Inc.	4,447	316,804
Hercules Technology Growth Capital, Inc. (3)	8,450	128,778
Hospira, Inc.	1,575	77,443
Illumina, Inc.	7,212	1,141,299
International Speedway Corp.	3,100	96,379
iShares 20+ Year Treasury Bond Fund (4)	15,364	1,753,032

iShares MSCI Brazil Capped ETF (4)	3,090	143,654
iShares Nasdq Biotechnology ETF (4)	4,686	1,122,719
iShares Russell 2000 Fund (4)	35,892	4,050,771
iShares U.S. Real Estate Fund (4)	21,200	1,519,192
j2 Global, Inc.	10,150	480,704
Kaiser Aluminum Corp.	9,900	677,853
Kate Spade & Co.	7,970	290,188
Kellogg Co.	1,061	73,188
Keurig Green Mountain, Inc.	4,323	487,548
Kinder Morgan Energy Partners LP	5,035	382,912
L-3 Communications Holdings, Inc.	1,732	209,866
Lennox International, Inc.	2,161	183,512
LinkedIn Corp.	1,861	297,927
Manhattan Associates, Inc.	6,049	196,351
Marketo, Inc.	7,320	169,678
Mattress Firm Holding Corp.	5,321	238,700
Michael Kors Holdings Ltd. (2)	3,580	337,880
Neogen Corp.	1,713	64,734
Netflix, Inc.	981	409,891
NetSuite, Inc.	2,914	234,548
Nordson Corp.	1,499	122,228
NTELOS Holdings Corp.	37,270	466,993
Omnicare, Inc.	11,122	706,803
OpenTable, Inc.	2,495	169,036
Owens-Illinois, Inc.	15,700	521,711
Palo Alto Networks, Inc.	3,909	292,823
Pandora Media, Inc.	4,249	104,228
PetSmart, Inc.	9,000	517,230
Post Properties, Inc. (1)	2,846	145,573
PriceSmart, Inc.	1,750	160,388
Public Storage (1)	627	108,082
RealPage, Inc.	22,880	485,285
Realty Income Corp. (1)	11,800	510,940
Red Robin Gourmet Burgers, Inc.	2,578	185,822
Regency Centers Corp. (1)	2,088	111,499
ResMed, Inc.	1,875	93,863
Restoration Hardware Holdings, Inc.	3,310	220,049
salesforce.com, Inc.	4,212	221,678
SEACOR Holdings, Inc.	3,780	302,702
Shutterfly, Inc.	2,761	113,588
Skechers U.S.A., Inc.	4,234	188,413
Sonic Corp.	8,304	172,723
SPDR Barclays High Yield Bond Fund ETF (4)	15,251	633,374
SPDR S&P Retail ETF (4)	16,900	1,415,882
Splunk, Inc.	1,797	75,222
Sprouts Farmers Market, Inc.	3,257	88,265
SPS Commerce, Inc.	1,508	85,790
Starz	15,950	488,070
Sysco Corp.	14,430	541,558
Teleflex, Inc.	7,500	799,800
Tesla Moters, Inc.	4,700	976,519
Texas Industries, Inc.	1,660	142,577

The Advisory Board Co.	2,885	139,605
The Boston Beer Co., Inc.	1,285	275,517
The Buckle, Inc.	11,550	518,017
The Container Store Group, Inc.	2,600	74,516
The Dun & Bradstreet Corp.	4,105	423,841
The Toro Co.	3,331	215,116
Tiffany & Co.	1,497	148,817
Tractor Supply Co.	4,300	279,586
TriMas Corp.	2,506	87,986
TripAdvisor, Inc.	3,782	367,497
Tyler Technologies, Inc.	1,876	146,572
Ulta Salon Cosmetcs & Fragrance, Inc.	5,400	458,460
Under Armour, Inc.	4,696	238,510
Vail Resorts, Inc.	1,504	104,814
Valeant Pharmaceuticals International, Inc. (2)	2,850	373,949
Vector Group Ltd.	37,049	774,695
Walgreen Co.	4,735	340,494
Workday, Inc.	3,538	277,273
World Fuel Services Corp.	11,700	542,412
Wynn Resorts Ltd.	1,305	280,536
Xylem, Inc.	4,052	151,140
Zillow, Inc.	4,106	484,590
	Principal
	Amount
Block Financial LLC
5.500%, 11/01/2022 (5)	$500,000	545,717
Total Securities Sold Short (Proceeds $41,419,340)		$42,677,662

ADR - American Depositary Receipt
(1)	Real estate investment trust.
(2)	Foreign issued security.
(3)	Mutual fund/closed-ended fund.
(4)	Exchange-traded fund.
(5)	Corporate bond.

Collins Alternative Solutions Fund
Schedule of Options Written
May 31, 2014 (Unaudited)

	Notional
	Amount	Value
CALL OPTIONS
Australian Dollar / U.S. Dollar
Expiration: August 2014, Exercise Price $0.96(a)	3,700,000	$3,585
Euro / British Pound
Expiration: August 2014, Exercise Price $0.84(a)	7,400,000	20,114
Euro / U.S. Dollar
Expiration: June 2014, Exercise Price $1.36(a)	14,000,000	97,463
New Zealand Dollar / U.S. Dollar
Expiration: July 2014, Exercise Price $0.88(a)	1,825,000	1,802
Expiration: July 2014, Exercise Price $0.89(a)	3,650,000	1,416
U.S. Dollar / Brazilian Real
Expiration: July 2014, Exercise Price $2.34	7,400,000	26,322
U.S. Dollar / Chilean Peso
Expiration: July 2014, Exercise Price $600.00	2,190,000	2,061
U.S. Dollar / Indonesian Rupiah
Expiration: August 2014, Exercise Price $12,000.00	1,850,000	21,488
U.S. Dollar / Japanese Yen
Expiration: June 2014, Exercise Price $105.00	13,600,000	802
U.S. Dollar / Malaysian Ringgit
Expiration: October 2014, Exercise Price $3.38	3,400,000	12,886
U.S. Dollar / Russian Rouble
Expiration: August 2014, Exercise Price $40.83	7,400,000	6,616
Expiration: October 2014, Exercise Price $40.00	2,720,000	-
U.S. Dollar / South African Rand
Expiration: July 2014, Exercise Price $11.25	2,190,000	8,797
Expiration: August 2014, Exercise Price $11.25	7,400,000	57,454
U.S. Dollar / Turkish Lira
Expiration: June 2014, Exercise Price $2.13	2,220,000	2,973
Expiration: June 2014, Exercise Price $2.50	3,400,000	27
Expiration: July 2014, Exercise Price $2.30	7,400,000	8,007
Expiration: October 2014, Exercise Price $2.50	3,650,000	16,571
Expiration: November 2014, Exercise Price $2.40	2,960,000	26,936
		315,320
	Contracts
American Capital Ltd.
Expiration: November 2014, Exercise Price $19.00	37	407
Eurodollar 3 Year Midcurve
Expiration: June 2014, Exercise Price $97.63	74	18,962
NutriSystem, Inc.
Expiration: June 2014, Exercise Price $17.00	250	8,125
S&P 500 Index
Expiration: June 2014, Exercise Price $1,875.00	10	53,350
Expiration: June 2014, Exercise Price $1,880.00	10	42,100
Expiration: June 2014, Exercise Price $1,890.00	10	32,350

Stillwater Mining Co.
Expiration: June 2014, Exercise Price $16.00	212	21,200
Expiration: June 2014, Exercise Price $18.00	400	4,000
		180,494
TOTAL CALL OPTIONS		495,814
	Notional
	Amount
PUT OPTIONS
Euro / Swiss Franc
Expiration: October 2014, Exercise Price $1.20(a)	6,100,000	22,135
U.S. Dollar / Japanese Yen
Expiration: June 2014, Exercise Price $97.50	2,750,000	16
Expiration: June 2014, Exercise Price $99.00	6,800,000	3,237
Expiration: July 2014, Exercise Price $101.00	6,800,000	27,241
Expiration: January 2015, Exercise Price $90.00	14,700,000	26,004
U.S. Dollar / South African Rand
Expiration: June 2014, Exercise Price $10.20	3,400,000	1,017
		79,650
	Contracts
American Capital Ltd.
Expiration: November 2014, Exercise Price $13.00	74	3,330
S&P 500 Index
Expiration: June 2014, Exercise Price $1,875.00	10	10,000
		13,330
TOTAL PUT OPTIONS		92,980
TOTAL OPTIONS WRITTEN (Premiums Received $1,037,911)		$588,794

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
May 31, 2014 (Unaudited)

Description	Number of Contracts Sold	Notional Value		Settlement Month	Unrealized Appreciation (Depreciation)
90 Day Sterling	100	20,627,650	(a)	Dec-15	$(17,833)
90 Day Eurodollar	102	24,904,575	(b)	Jun-17	(70,714)
BIST 30 Index	126	592,183	(c)	Jul-14	(51,562)
FTSE/JSE Top 40 Index	18	763,383	(d)	Jun-14	(42,222)
Mini MSCI Emerging Market Index	32	1,639,360	(b)	Jun-14	(160,750)
S&P 500 E-mini Index	38	3,650,850	(b)	Jun-14	(130,327)
SGX CNX Nifty Index	104	1,503,008	(e)	Jun-14	24,846
U.S. 10YR Note	12	1,506,188	(b)	Sep-14	2,018
Total Future Contracts Sold					$(446,544)

Description	Number of Contracts Purchased	Notional Value		Settlement Month	Unrealized Appreciation (Depreciation)
90-Day Bank Bill	53	11,668,198	(f)	Mar-15	$22,516
Euro Stoxx 50 Index	33	1,457,490	(g)	Jun-14	66,845
Euro-Bobl Index	13	2,246,677	(g)	Jun-14	27,429
Euro-BTP Index	26	4,436,293	(g)	Jun-14	39,030
Euro-Bund Index	26	5,203,261	(g)	Jun-14	43,692
FTSE/MIB Index	12	1,768,863	(g)	Jun-14	53,915
Nikkei 225 Index	9	1,295,187	(h)	Jun-14	(30,756)
RTS Index	879	2,256,393	(b)	Jun-14	301,039
WIG 20 Index	133	1,059,985	(g)	Jun-14	27,469
Total Future Contracts Purchased					$551,179

(a) British Pound
(b) U.S. Dollar
(c) Turkish Lira
(d) South African Rand
(e) Singapore Dollar
(f) Australian Dollar
(g) Euro
(h) Japanese Yen

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
May 31, 2014 (Unaudited)

Forward Settlement Date		Currency To Be Received	U.S. $ Value at May 31, 2014	Currency To Be Delivered	U.S. $ Value at May 31, 2014	Unrealized Appreciation (Depreciation)
6/18/2014	(a)	Australian Dollar	$932,555	Euro	$886,011	$46,544
6/18/2014	(a)	Australian Dollar	1,988,968	Japanese Yen	1,988,178	790
6/18/2014	(a)	Australian Dollar	1,264,018	U.S. Dollar	1,250,424	13,594
6/19/2014	(a)	Australian Dollar	3,624,504	U.S. Dollar	3,525,544	98,960
6/18/2014	(a)	British Pound	11,283,559	Euro	10,993,348	290,211
6/18/2014	(a)	British Pound	1,240,212	U.S. Dollar	1,244,349	(4,137)
6/18/2014	(a)	Canadian Dollar	3,707,869	U.S. Dollar	3,698,219	9,650
8/29/2014	(a)	Chinese Yuan Renminbi	10,980,046	U.S. Dollar	11,100,000	(119,954)
6/18/2014	(a)	Czech Koruna	3,341,933	U.S. Dollar	3,419,000	(77,067)
6/19/2014	(a)	Euro	1,772,019	British Pound	1,825,660	(53,641)
6/18/2014	(a)	Euro	1,692,280	Czech Koruna	1,681,869	10,411
6/18/2014	(a)	Euro	2,296,813	Japanese Yen	2,354,939	(58,126)
6/18/2014	(a)	Euro	926,904	Norwegian Kroner	936,657	(9,753)
6/18/2014	(a)	Euro	926,904	Swedish Krona	906,503	20,401
6/18/2014	(a)	Euro	46,572,813	U.S. Dollar	47,247,254	(674,441)
6/19/2014	(a)	Euro	926,902	U.S. Dollar	940,685	(13,783)
10/7/2014	(a)	Euro	4,384,319	U.S. Dollar	4,422,688	(38,369)
6/18/2014	(a)	Hungarian Forint	1,944,899	Euro	1,894,700	50,199
6/12/2014	(a)	Indian Rupee	1,504,158	U.S. Dollar	1,480,000	24,158
6/18/2014	(a)	Japanese Yen	2,434,515	Australian Dollar	2,433,233	1,282
6/19/2014	(a)	Japanese Yen	579,108	Australian Dollar	604,084	(24,976)
6/18/2014	(a)	Japanese Yen	4,872,613	Euro	4,798,089	74,524
6/2/2014	(a)	Japanese Yen	1,218,358	U.S. Dollar	1,220,000	(1,642)
6/18/2014	(a)	Japanese Yen	20,115,784	U.S. Dollar	20,067,895	47,889
6/18/2014	(a)	Mexican Peso	957,251	Euro	903,731	53,520
6/18/2014	(a)	Mexican Peso	10,036,737	U.S. Dollar	9,737,500	299,237
6/18/2014	(a)	New Zealand Dollar	2,347,993	U.S. Dollar	2,353,814	(5,821)
6/18/2014	(a)	Norwegian Kroner	8,714,208	Euro	8,642,012	72,196
6/18/2014	(a)	Norwegian Kroner	3,681,890	U.S. Dollar	3,685,388	(3,498)
6/9/2014	(a)	Philippine Peso	1,482,356	U.S. Dollar	1,480,000	2,356
6/18/2014	(a)	Polish Zloty	1,680,791	Euro	1,642,528	38,263
6/18/2014	(a)	Polish Zloty	4,595,779	U.S. Dollar	4,554,000	41,779
6/18/2014	(a)	Russian Rouble	2,227,310	U.S. Dollar	2,220,000	7,310
6/30/2014	(a)	Russian Rouble	1,386,348	U.S. Dollar	1,400,000	(13,652)
6/18/2014	(a)	Singapore Dollar	1,968,103	U.S. Dollar	1,950,000	18,103
6/18/2014	(a)	South African Rand	2,054,200	U.S. Dollar	2,045,000	9,200
6/18/2014	(a)	Swedish Krona	2,721,051	Euro	2,780,711	(59,660)
6/18/2014	(a)	Swiss Franc	10,340,674	Euro	10,359,510	(18,836)
6/18/2014	(a)	Swiss Franc	1,335,097	U.S. Dollar	1,360,000	(24,903)
6/18/2014	(a)	Thai Baht	352,193	U.S. Dollar	355,200	(3,007)
6/18/2014	(a)	Turkish Lira	1,233,780	Euro	1,107,513	126,267
6/18/2014	(a)	Turkish Lira	1,196,532	U.S. Dollar	1,096,600	99,932
6/18/2014	(a)	U.S. Dollar	8,900,441	Australian Dollar	9,066,070	(165,629)
6/18/2014	(a)	U.S. Dollar	1,360,000	Brazilian Real	1,398,963	(38,963)

6/18/2014	(a)	U.S. Dollar	7,443,358	British Pound	7,447,976	(4,618)
6/18/2014	(a)	U.S. Dollar	4,985,000	Canadian Dollar	5,045,128	(60,128)
2/9/2015	(a)	U.S. Dollar	6,900,000	Chinese Offshore Spot Exchange Rate	6,673,481	226,519
6/18/2014	(a)	U.S. Dollar	730,000	Czech Koruna	719,531	10,469
7/8/2014	(a)	U.S. Dollar	189,000	Eqyptian Pound	231,922	(42,922)
6/18/2014	(a)	U.S. Dollar	43,930,070	Euro	43,291,165	638,905
6/18/2014	(a)	U.S. Dollar	4,892,500	Hungarian Forint	4,977,065	(84,565)
6/19/2014	(a)	U.S. Dollar	1,950,000	Hungarian Forint	1,991,971	(41,971)
6/18/2014	(a)	U.S. Dollar	6,200,000	Israli New Shekel	6,197,056	2,944
6/2/2014	(a)	U.S. Dollar	1,220,902	Japanese Yen	1,218,358	2,544
6/18/2014	(a)	U.S. Dollar	10,437,500	Japanese Yen	10,504,405	(66,905)
6/19/2014	(a)	U.S. Dollar	680,000	Japanese Yen	684,154	(4,154)
6/18/2014	(a)	U.S. Dollar	3,325,000	Mexican Peso	3,347,265	(22,265)
6/18/2014	(a)	U.S. Dollar	3,556,854	New Zealand Dollar	3,532,585	24,269
6/18/2014	(a)	U.S. Dollar	812,500	Romanian New Lei	825,377	(12,877)
6/18/2014	(a)	U.S. Dollar	5,419,000	Russian Rouble	5,550,740	(131,740)
6/19/2014	(a)	U.S. Dollar	1,300,000	Russian Rouble	1,389,274	(89,274)
6/18/2014	(a)	U.S. Dollar	2,916,000	South African Rand	2,976,487	(60,487)
6/18/2014	(a)	U.S. Dollar	1,360,000	Swedish Krona	1,319,116	40,884
6/18/2014	(a)	U.S. Dollar	1,092,000	Thai Baht	1,082,610	9,390
6/23/2014	(a)	U.S. Dollar	1,850,000	Thai Baht	1,836,779	13,221
6/18/2014	(a)	U.S. Dollar	2,696,200	Turkish Lira	2,747,180	(50,980)
6/30/2014	(a)	U.S. Dollar	476,000	Turkish Lira	508,059	(32,059)
						$311,118

(a) Citigroup Global Markets, Inc. is the central clearing couterparty for this open forward currency contract held by the Fund as of May 31, 2014.

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
May 31, 2014 (Unaudited)

Counterparty	Reference Currency	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank N.A.	Brazilian Real (BRL)	Receive	8.200%	7/1/2014	5,916,921	$(5,766)
Citibank N.A.	Brazilian Real (BRL)	Receive	8.155%	7/1/2014	6,191,877	(6,125)
Citibank N.A.	Brazilian Real (BRL)	Receive	9.965%	7/1/2014	28,987,005	(8,840)
Citibank N.A.	Hungarian Forint (HUF)	Pay	4.370%	2/7/2019	690,717,600	(140,874)
Citibank N.A.	Hungarian Forint (HUF)	Receive	2.490%	2/27/2015	15,840,000,000	7,497
Citibank N.A.	Mexican Peso (MXN)	Receive	6.535%	1/10/2024	7,305,600	11,038
Citibank N.A.	Mexican Peso (MXN)	Receive	6.630%	12/18/2023	7,826,000	16,816
Citibank N.A.	Mexican Peso (MXN)	Receive	6.630%	12/15/2023	7,826,000	16,760
Citibank N.A.	New Zealand Dollar (NZD)	Receive	3.950%	10/5/2015	17,290,000	10,689
Citibank N.A.	Norwegian Kroner (NOK)	Pay	2.032%	1/14/2017	16,450,000	(83)
Citibank N.A.	Polish Zloty (PLN)	Receive	4.120%	4/4/2019	13,600,000	181,120
Citibank N.A.	Polish Zloty (PLN)	Pay	3.426%	4/4/2016	32,500,000	(127,936)
Citibank N.A.	South African Rand (ZAR)	Receive	9.255%	4/8/2024	41,500,000	(2,188)
Citibank N.A.	South African Rand (ZAR)	Receive	6.500%	9/23/2015	50,760,000	(197)
Citibank N.A.	South African Rand (ZAR)	Receive	6.270%	11/12/2014	232,320,000	11,454
Citibank N.A.	South African Rand (ZAR)	Pay	7.160%	11/3/2014	232,320,000	(24,349)
Citibank N.A.	Swedish Krona (SEK)	Receive	0.009%	3/18/2015	530,926,353	36,330
Citibank N.A.	Turkish Lira (TRY)	Pay	9.410%	6/10/2015	6,069,700	(29,603)
Total new unrealized appreciation (depreciation) on interest rate swaps						$(54,257)

Schedule of Total Return Swaps
May 31, 2014 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate		Termination Date	Notional Amount	Number of Index/Units	Unrealized Appreciation (Depreciation)
Citibank N.A.	MSCI International Czech Republic Net Index(c)	Receive	0.739	%(a)	11/14/2014	$694,553	826	$21,521
Citibank N.A.	Russian Depositary	Pay	(0.520	)%(b)	4/15/2015	(872,470)	(569)	(97,307)
Total new unrealized appreciation (depreciation) on total return swaps								$(75,786)

(a) Contracted rate is LIBOR plus 0.5%.
(b) Contracted rate is LIBOR minus 0.75%.
(c) Comprised of Czech Republic equity securities. Index is designed to measure performance of the large and mid cap segments, and is comprised of three constituents.

The cost basis of investments for federal income tax purposes at May 31, 2014.
was as follows*:

Cost of investments	$120,439,756
Gross unrealized appreciation on futures	608,799
Gross unrealized appreciation on forwards	2,425,921
Gross unrealized appreciation on swaps	313,225
Gross unrealized appreciation on investments	9,493,099
Gross unrealized appreciation on short positions	1,400,763
Gross unrealized appreciation on written options	564,500
Gross unrealized depreciation on futures	(504,164)
Gross unrealized depreciation on forwards	(2,114,803)
Gross unrealized depreciation on swaps	(443,268)
Gross unrealized depreciation on investments	(4,801,610)
Gross unrealized depreciation on short positions	(2,659,085)
Gross unrealized depreciation on written options	(115,383)
Net unrealized appreciation	$4,167,994

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 30, 2012 and commenced operations on April 30, 2012 and July 31, 2013 for the Institutional Class and Class A shares, respectively. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and priveleges except with respect to distribution fees, sales charges, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Collins Capital
Investments, LLC (the "Adviser"), the Fund's investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock
Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service
(“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Funds’ Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as
Level 2. Fixed income securities including corporate bonds, convertible bonds, municipal bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Schedule of
Investments.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2014:

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Bank Loans	$-	$546,250	$-	$546,250
Common Stocks1	59,283,818	-	-	59,283,818
Convertible Bonds1	-	11,297,877	-	11,297,877
Corporate Bonds1	-	10,256,198	-	10,256,198
Exchange-Traded Funds	12,935,331	-	-	12,935,331
Municipal Bond	-	999,652	-	999,652
Mutual Funds	30,811,151	-	-	30,811,151
Preferred Stocks	218,966	-	-	218,966
Purchased Options	1,038,246	-	-	1,038,246
Real Estate Investment Trusts	5,982,531	-	-	5,982,531
Short-Term Investments	34,218,476	-	-	34,218,476
Total Assets	$144,488,519	$23,099,977	$-	$167,588,496

Liabilities:
Securities Sold Short	$42,131,945	$545,717	$-	$42,677,662
Written Options	502,382	86,412	-	588,794
Total Liabilities	$42,634,327	$632,129	$-	$43,266,456

Other Financial Instruments(2)
Forwards	$-	$311,118	$-	$311,118
Futures	104,635	-	-	104,635
Swaps	-	(130,043)	-	(130,043)
Total Other Financial Instruments	$104,635	$181,075	$-	$285,710

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended May 31, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended November 30, 2013. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.